Exhibit 4. Quantitative information of concession services contracts	12 Months Ended
Dec. 31, 2025
Exhibit 4. Quantitative information of concession services contracts
Exhibit 4. Quantitative information of concession services contracts

Exhibit 4. Quantitative information of concession services contracts

				Limitation
				on the	Maintenance
				termination	for service	Asset concession		Revenues
				of the	conditions	(Million COP)		(Million COP)
Business	Concessionaire	Country	Maturity	contract	Y/N	2025	2024	2025	2024
Intangible asset
Electric power	Consorcio Transmantaro S.A.	Peru	Sep-53	Y	Y	6,195,665	7,333,984	1,215,407	1,252,084
Electric power	Red de Energía del Perú S.A. - ISA REP	Peru	Sep-32	Y	Y	1,153,416	1,448,924	836,528	811,312
Electric power	ISA Perú S.A.	Peru	Apr-33	Y	Y	619,271	739,721	138,387	131,870
Total Peru						7,968,352	9,522,629	2,190,322	2,195,266
Electric power	ISA Bolivia	Bolivia	Jan-39	Y	Y	40,243	48,429	33,741	30,981
Electric power	Inteia S. A. S. (antes Sistemas Inteligentes de Red S. A. S.)	Colombia	Dec-25	Y	Y	—	665	37,255	33,777
Total concessions, Intangible asset						8,008,595	9,571,723	2,261,318	2,260,024
Contractual assets
Electric power	ISA Energía Brasil S.A.	Brazil	Sep-52	Y	Y	19,225,760	16,785,220	4,863,726	3,840,524
Electric power	Interligação Elétrica Aguapeí S.A.	Brazil	Aug-47	Y	Y	546,798	551,546	61,838	70,757
Electric power	Interligação Elétrica Itaquerê S.A.	Brazil	Aug-47	Y	Y	463,987	471,989	52,030	54,788
Electric power	Interligação Elétrica Itaúnas S.A.	Brazil	Feb-47	Y	Y	447,335	451,017	56,716	70,667
Electric power	Interligação Elétrica Biguaçu S.A.	Brazil	Sep-48	Y	Y	376,117	382,111	40,000	40,240
Electric power	Interligação Elétrica Norte E Nordeste S.A.	Brazil	Mar-38	Y	Y	373,371	385,827	47,797	51,461
Electric power	Interligação Elétrica Jaguar 9 S.A.	Brazil	Oct-38	Y	Y	418,108	414,858	57,994	84,657
Electric power	Interligação Elétrica Serra do Japi S.A.	Brazil	Nov-39	Y	Y	337,627	346,684	39,679	49,773
Electric power	Interligação Elétrica de Minas Gerais S.A.	Brazil	Mar-50	Y	Y	446,370	435,705	64,067	68,798
Electric power	Interligação Elétrica Tibagi S.A.	Brazil	Aug-47	Y	Y	271,197	230,114	71,706	50,635
Electric power	Interligação Elétrica Jaguar 6 S.A.	Brazil	Aug-47	Y	Y	154,014	166,781	12,240	20,804
Electric power	Interligação Elétrica Evrecy S.A.	Brazil	Mar-50	Y	Y	426,643	441,438	43,563	194,823
Electric power	Interligação Elétrica Sul S.A.	Brazil	Oct-38	Y	Y	172,208	178,033	18,439	25,249
Electric power	Interligação Elétrica Itapura S.A.	Brazil	Sep-48	Y	Y	151,059	154,087	15,156	30,845
Electric power	Interligação Elétrica Jaguar 8 S.A.	Brazil	Aug-47	Y	Y	203,622	110,630	108,197	20,489
Electric power	Interligação Elétrica Riacho Grande S.A.	Brazil	Mar-51	Y	Y	707,650	416,559	324,386	279,824
Electric power	Interligação Elétrica Pinheiros S.A.	Brazil	Oct-38	Y	Y	45,634	46,435	5,967	6,176
Total concessions, asset contractual						24,767,500	21,969,034	5,883,501	4,960,510

				Limitation
				on the	Maintenance for
				termination	service
				of the	conditions	Asset concession		Revenues
Business	Concessionaire	Country	Maturity	contract	Y/N	2025	2024	2025	2024
Financial asset
Electric power	ISA Energía Brasil S.A.	Brazil	Dec-42	Y	Y	65,094	143,786	827,237	940,992
Electric power	Interligação Elétrica Evrecy S.A.	Brazil	Mar-50	Y	Y	3,238	3,695	7,739	5,580
Electric power	Interligação Elétrica de Minas Gerais S.A.	Brazil	Mar-50	Y	Y	3,701	3,531	8,031	6,002
Electric power	Interligação Elétrica Pinheiros S.A.	Brazil	Oct-38	Y	Y	339	254	1,039	713
Electric power	Interligação Elétrica Serra do Japi S.A.	Brazil	Nov-39	Y	Y	5,257	3,310	9,119	6,943
Electric power	Interligação Elétrica Itaúnas S.A.	Brazil	Sep-48	Y	Y	3,231	2,266	4,751	4,784
Electric power	Interligação Elétrica Tibagi S.A.	Brazil	Aug-47	Y	Y	2,326	822	3,411	6,434
Electric power	Interligação Elétrica Aguapeí S.A.	Brazil	Aug-47	Y	Y	3,213	5,482	13,035	12,099
Electric power	Interligação Elétrica Itaquerê S.A.	Brazil	Aug-47	Y	Y	2,987	3,918	7,254	3,213
Electric power	Interligação Elétrica Itapura S.A.	Brazil	Sep-48	Y	Y	1,258	1,504	6,458	6,197
Electric power	Interligação Elétrica Norte E Nordeste S.A.	Brazil	Mar-38	Y	Y	2,630	6,596	1,351	3,093
Electric power	Interligação Elétrica Sul S.A.	Brazil	Oct-38	Y	Y	974	1,699	2,035	2,661
Electric power	Interligação Elétrica Biguaçu S.A.	Brazil	Sep-48	Y	Y	2,395	3,547	10,447	10,629
Electric power	Interligação Elétrica Riacho Grande S.A.	Brazil	Mar-51	Y	Y	5,946	—	2,803	—
Electric power	Interligação Elétrica Jaguar 6 S.A.	Brazil	Aug-47	Y	Y	1,371	2,574	3,770	3,189
Electric power	Interligação Elétrica Jaguar 8 S.A.	Brazil	Aug-47	Y	Y	1,041	1,103	2,012	1,769
Electric power	Interligação Elétrica Jaguar 9 S.A.	Brazil	Oct-38	Y	Y	3,242	8,496	6,837	12,549
Total Brazil						108,243	192,583	917,329	1,026,847
Roads	Ruta del Maipo Sociedad Concesionaria S.A.	Chile	Apr-35	Y	Y	6,312,424	6,412,889	1,218,232	877,003
Roads	Ruta del Loa Sociedad Concesionaria S.A.	Chile	Apr-49	Y	Y	1,543,347	1,537,355	190,050	323,645
Roads	Ruta de la Araucanía Sociedad Concesionaria S.A.	Chile	Oct-26	Y	Y	14,957	224,489	154,513	191,956
Roads	Ruta de los Ríos Sociedad Concesionaria S.A.	Chile	Mar-26	Y	Y	42,051	79,482	163,852	208,587
Roads	Ruta Orbital Sur Sociedad Concesionaria S.A.	Chile	Jun-70	Y	Y	48,810	23,523	27,314	22,862
Roads	Intervial Chile S.A.	Chile	Nov-42	Y	Y	1,162	—	215	—
Total Chile						7,962,751	8,277,738	1,754,176	1,624,053
Roads	Concesión Costera-Cartagena-Barranquilla S.A.S.-Ruta Costera	Colombia	Feb-42	Y	Y	2,103,684	2,168,476	368,091	262,890
Total Colombia						2,103,684	2,168,476	368,091	262,890
Roads	Ruta del Este Sociedad Concessionaria S.A.	Panama	Nov-42	Y	Y	351,320	53,605	234,028	49,512
Total Panama						351,320	53,605	234,028	49,512
Total concessions, financial asset						10,525,998	10,692,402	3,273,624	2,963,302
Total concessions						43,302,093	42,233,159	11,418,443	10,183,836